Related Party Transactions (Details) - USD ($) $ in Millions		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 26, 2021	Aug. 31, 2021	Jun. 30, 2018	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Related Party Transaction [Line Items]
Proceeds from PIPE	$ 175.0
Common stock, shares issued							5,822,396	5,627,157	103,003,384
Fresenius Medical Care
Related Party Transaction [Line Items]
Financing amount			$ 150.0
Shares issued for conversion of preferred shares	15,812,735
Proceeds from PIPE		$ 25.0
Common stock, shares issued		2,500,000
Dr. Niklason, President, CEO and member of board of directors
Related Party Transaction [Line Items]
Aggregate amount						$ 2.5
Payments made				$ 0.1	$ 0.4		$ 0.5	$ 0.4